SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2020	2021

	(HK$ in thousands)

Money market funds	—	1,169,741
Total	—	1,169,741